Note 18 - Stock Options and Nonvested Shares (Details) - Summary of the Stock Option Activity (2004 Stock Incentive Plan [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2004 Stock Incentive Plan [Member]
Note 18 - Stock Options and Nonvested Shares (Details) - Summary of the Stock Option Activity [Line Items]
Outstanding at beginning of year	24,505,348	11,144,998	11,994,698
Outstanding at beginning of year	$ 0.54	$ 0.93	$ 0.96
Granted		14,000,000
Granted		$ 0.25
Exercised	(1,164,300)	(190,250)	(20,000)
Exercised	$ 0.54	$ 0.16	$ 0.16
Forfeited	(2,014,888)	(449,400)	(829,700)
Forfeited	$ 0.27	$ 1.25	$ 1.35
Outstanding at end of year	21,326,160	24,505,348	11,144,998
Outstanding at end of year	$ 0.57	$ 0.54	$ 0.93
Shares exercisable at end of year	14,070,240	10,500,548	10,856,838
Shares exercisable at end of year	$ 0.73	$ 0.93	$ 0.92